Supplement dated July 25, 2014
to
Prospectus dated April 28, 2014

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This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of HMS Income Fund, Inc. (the “Company”) dated April 28, 2014 (as so supplemented and amended, the “Prospectus”). This supplement is part of, and should be read in conjunction with, the Prospectus. The Prospectus has been filed with the Securities and Exchange Commission and is available at www.sec.gov or by calling (888) 446-3773. Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

You should carefully consider the “Risk Factors” beginning on page 26 of the Prospectus before you decide to invest.

This supplement updates the Prospectus to reflect the entry by the Company’s subsidiary, HMS Funding I, LLC, into the first amendment to its credit agreement with Deutsche Bank AG, New York Branch, as administrative agent and other banks as participants.

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This supplement amends the Prospectus as follows:

PROSPECTUS SUMMARY

This supplement replaces in its entirety the fourth paragraph in the section entitled “Prospectus Summary-Credit Facility” on page 9 of the Prospectus (as supplemented on June 5, 2014) with the following:

On June 2, 2014, the Company’s wholly-owned Structured Subsidiary, HMS Funding I, LLC, a Maryland limited liability company (“HMS Funding”), entered into a credit agreement (the “HMS Funding Facility”) among HMS Funding, the Company, as equityholder and servicer, Deutsche Bank AG, New York Branch (“Deutsche Bank”), and the financial institutions party thereto as lenders (together with Deutsche Bank, the “HMS Funding Lenders”). The HMS Funding Facility provided for an initial borrowing capacity of $50 million, subject to certain limitations, including limitations with respect to HMS Funding’s investments, as more fully described in the HMS Funding Facility. On July 22, 2014, HMS Funding, the Company, Deutsche Bank and U.S. Bank National Association, as collateral agent, entered into Amendment No. 1 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $100 million. At HMS Funding’s request and upon approval by HMS Funding Lenders, the maximum borrowings under the HMS Funding Facility can be increased by up to an additional $150 million, in the aggregate, subject to certain limitations contained in the HMS Funding Facility, for a total maximum capacity of $250 million. In connection with the entry into the HMS Funding Facility, the Company contributed certain assets to HMS Funding, as permitted under the Syndicated Credit Facility, as collateral to secure the HMS Funding Facility. The HMS Funding Facility matures on June 3, 2019.
This supplement replaces in its entirety the seventh paragraph in the section entitled “Prospectus Summary-Credit Facility” on page 9 of the Prospectus (as supplemented on June 5, 2014) with the following:

As of July 24, 2014, we had approximately $55.9 million outstanding and $14.1 million available under our Syndicated Credit Facility and $75 million outstanding and $25 million available under the HMS Funding Facility (not including the accordion feature of either of the Credit Facilities), with availability subject to certain limitations and the asset coverage restrictions under the 1940 Act, as discussed below.

RISK FACTORS

This supplement replaces the second paragraph in the risk factor entitled “Because we borrow funds, the potential for gain or loss on amounts invested in us is magnified and may increase the risk of investing in us.” on page 36 of the Prospectus with the following:

At July 24, 2014, we had approximately $55.9 million and $75 million of debt financing outstanding under our Syndicated Credit Facility and the HMS Funding Facility, respectively.

SENIOR SECURITIES

This supplement replaces in their entirety the second and fifth paragraphs in the section entitled “Senior Securities” on pages 45-46 of the Prospectus with the following:

On June 2, 2014, HMS Funding entered into the HMS Funding Facility, which provided for an initial borrowing capacity of $50 million, subject to certain limitations, including limitations with respect to HMS Funding’s investments, as more fully described in the HMS Funding Facility. On July 22, 2014, HMS Funding, the Company, Deutsche Bank and U.S. Bank national Association, as collateral agent, entered into Amendment No. 1 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $100 million. At HMS Funding’s request and upon approval by HMS Funding Lenders, the maximum borrowings under the HMS Funding Facility can be increased by up to an additional $150 million, in the aggregate, subject to certain limitations contained in the HMS Funding Facility, for a total maximum capacity of $250 million. In connection with the entry into the HMS Funding Facility, the Company contributed certain assets to HMS Funding, as permitted under the Syndicated Credit Facility, as collateral to secure the HMS Funding Facility. The HMS Funding Facility matures on June 3, 2019.
As of July 24, 2014, we had approximately $55.9 million outstanding and $14.1 million available under our Syndicated Credit Facility and $75 million outstanding and $25 million available under the HMS Funding Facility (not including the accordion feature of either of the Credit Facilities), with availability subject to certain limitations and the asset coverage restrictions under the 1940 Act.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

This supplement replaces the fifth and seventh paragraphs in the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources - Capital Resources” on pages 59-60 of the Prospectus (as supplemented on June 5, 2014) with the following:

On June 2, 2014, HMS Funding entered into the HMS Funding Facility, which provides for an initial borrowing capacity of $50 million, subject to certain limitations, including limitations with respect to HMS Funding’s investments, as more fully described in the HMS Funding Facility. On July 22, 2014, HMS Funding, the Company, Deutsche Bank and U.S. Bank national Association, as collateral agent, entered into Amendment No. 1 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $100 million. At HMS Funding’s request and upon approval by HMS Funding Lenders, the maximum borrowings under the HMS Funding Facility can be increased by up to an additional $150 million, in the aggregate, subject to certain limitations contained in the HMS Funding Facility, for a total maximum capacity of $250 million. In connection with the entry into the HMS Funding Facility, the Company contributed certain assets to HMS Funding, as permitted under the Syndicated Credit Facility, as collateral to secure the HMS Funding Facility. The HMS Funding Facility matures on June 3, 2019.

As of July 24, 2014, we had approximately $55.9 million outstanding and $14.1 million available under our Syndicated Credit Facility and $75 million outstanding and $ 25 million available under the HMS Funding Facility (not including the accordion feature of either of the Credit Facilities), with availability subject to certain limitations and the asset coverage restrictions under the 1940 Act.

This supplement replaces the fifth, seventh and eighth paragraphs in the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Recent Developments” on page 62 of the Prospectus (as supplemented on June 5, 2014) with the following:

On June 2, 2014, HMS Funding entered into the HMS Funding Facility, which provided for an initial borrowing capacity of $50 million, subject to certain limitations, including limitations with respect to HMS Funding’s investments, as more fully described in the HMS Funding Facility. On July 22, 2014, HMS Funding, the Company, Deutsche Bank and U.S. Bank National Association, as collateral agent, entered into Amendment No. 1 to the HMS Funding Facility, pursuant to which the borrowing capacity under the HMS Funding Facility was increased to $100 million. At HMS Funding’s request and upon approval by HMS Funding Lenders, the maximum borrowings under the HMS Funding Facility can be increased by up to an additional $150 million, in the aggregate, subject to certain limitations contained in the HMS Funding Facility, for a total maximum capacity of $250 million. In connection with the entry into the HMS Funding Facility, the Company contributed certain assets to HMS Funding, as permitted under the Syndicated Credit Facility, as collateral to secure the HMS Funding Facility. The HMS Funding Facility matures on June 3, 2019.

As of July 24, 2014, we had approximately $55.9 million outstanding and $14.1 million available under our Syndicated Credit Facility and $75 million outstanding and $ 25 million available under the HMS Funding Facility (not including the accordion feature of either of the Credit Facilities), with availability subject to certain limitations and the asset coverage restrictions under the 1940 Act.